Acquisitions, Alexco Purchase Price Allocation Table (Details) (USD $) In Millions, unless otherwise specified	Jan. 03, 2011 Alexco	Jan. 03, 2011 Alexco Customer Relationships [Member]	Jan. 03, 2011 Alexco Backlog [Member]	Jan. 03, 2011 Alexco Trademark and trade name [Member]	Aug. 09, 2010 Nichols
Allocation of purchase price:
Cash	$ 4.9
Account receivable, net	3.6
Inventory	6.6				3.9
Property, plant and equipment	4.5				4.2
Definite-lived intangible assets:		34.7	0.3	0.4	4.3
Goodwill	34.1				3.1
Accounts payable and other current liabilities	(1.0)				(2.1)
Total consideration paid	$ 88.1